GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets [Abstract]
Cost	$ 23,150,000	$ 26,180,000
Accumulated Amortization	(14,390,000)	(15,634,000)
Intangible assets expense [Abstract]
Amortization expense of intangible assets	1,200,000	1,300,000	1,400,000
2015	1,200,000
2016	1,200,000
2017	1,200,000
2018	1,200,000
2019	1,200,000
Goodwill activity [Roll Forward]
Balance as of beginning of period	457,269,000	451,318,000
Currency translation impact	(32,997,000)	5,951,000
Impairment	(158,000)
Balance as of end of period	424,114,000	457,269,000	451,318,000
Flavor and Fragrances [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	136,637,000	135,784,000
Currency translation impact	(10,614,000)	853,000
Impairment	0
Balance as of end of period	126,023,000	136,637,000
Color [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	317,323,000	311,650,000
Currency translation impact	(22,050,000)	5,673,000
Impairment	(158,000)
Balance as of end of period	295,115,000	317,323,000
Corporate and Other [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	3,309,000	3,884,000
Currency translation impact	(333,000)	(575,000)
Impairment	0
Balance as of end of period	2,976,000	3,309,000
Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	19 years 8 months 12 days
Technological Know How [Member]
Intangible assets [Abstract]
Cost	6,459,000	8,606,000
Accumulated Amortization	(4,352,000)	(5,328,000)
Technological Know How [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20 years
Customer Relationships [Member]
Intangible assets [Abstract]
Cost	6,938,000	7,944,000
Accumulated Amortization	(4,170,000)	(4,359,000)
Customer Relationships [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20 years
Patents, Trademarks, Noncompete Agreements and Other [Member]
Intangible assets [Abstract]
Cost	9,753,000	9,630,000
Accumulated Amortization	$ (5,868,000)	$ (5,947,000)
Patents, Trademarks, Noncompete Agreements and Other [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	19 years 2 months 12 days